091-21433 fm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	July 31, 2016
Estimated average burden hours per response	3.60

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
NOV 01 2016
Washington DC
412

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Investors Exchange LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attachment A
3. Class of New Derivative Securities Product:
   See Attachment A
4. Name of Underlying Instrument:
   See Attachment A
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attachment A
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attachment A
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See Attachment A
8. Settlement Methodology of New Derivative Securities Product:
   Regular way trades settle on T+3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable

16019551

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Claudia Crowley

Title:
Chief Regulatory Officer

Telephone Number:
646-343-2041

COPY

Manual Signature of Official Responsible for Form:
Claudia Crowley

Date:
10/24/16

SEC 2449 (6-01)

Instructions for Completing Form 19b-4(e)

I. Terms. Unless the context clearly indicates otherwise, terms used in this Form have the meaning ascribed to them in the Securities Exchange Act of 1934, as amended, and Rule 19b-4 thereunder.

II. Who Must File; When to File. Rule 19b-4(e) requires every self-regulatory organization (SRO) seeking to rely on Rule 19b-4(e) to file Form 19b-4(e) with the Securities and Exchange Commission (Commission or SEC) at least 5 business days after commencement of trading a new derivative securities product that is not deemed to be a proposed rule change. Each time an SRO files Form 19b-4(e), the execution page must be completed.

III. Number of Copies; How and Where to File. File the original and nine copies of each Form 19b-4(e) with the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549. The SRO must keep an exact copy of the filing for its records. All copies must be legible. The filing date of any Form 19b-4(e) is the date of its actual receipt by the SEC, provided that the filing complies with applicable requirements.

IV. Format of Filing. An SRO may use the printed Form 19b-4(e) or a reproduction of it.

V. Paperwork Reduction Act Disclosure. Form 19b-4(e) requires an SRO filing the Form to provide the Commission with certain information concerning the nature of the new derivative securities product it intends to list and/or trade.

An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Sections 3(a)(26), 3(a)(27), 3(a)(28), 3(b), 19(b), 23(a) and 36(a) of the Securities Exchange Act of 1934 authorize the Commission to collect information on Form 19b-4(e) from SROs. See 15 U.S.C. §§78c(a)(26), 78c(a)(27), 78c(a)(28), 78c(b), 78s(b), 78w(a), 78mm(a).

Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate on the facing page of Form 19b-4(e) and any suggestions for reducing this burden.

The principal purpose of Form 19b-4(e) is to enable the Commission to maintain an accurate record of the listing and trading of all new derivative securities products on the SROs not deemed to be proposed rule changes pursuant to Rule 19b-4(e).

It is estimated SROs will spend approximately 2 hours completing each Form 19b-4(e).

It is mandatory that an SRO file Form 19b-4(e) with the Commission at least 5 business days after commencement of trading a new derivative securities product that is not deemed to be a proposed rule change.

No assurance of confidentiality is given by the Commission with respect to the responses made in the Form. The public has access to the information contained in the Form.

This collection of information has been reviewed by the Office of Management and Budget (OMB) in accordance with the clearance requirements of 44 U.S.C. 3507. The applicable Privacy Act system of records is SEC-2 and the routine uses of the records are set forth at 40 FR 39255 (August 27, 1975) and 41 FR 5318 (February 5, 1976).

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
RCOM	Fund	Managed Fund Shares	Elkhorn Fundamental Commodity Strategy ETF	Global	Broad
SMMV	Fund	Index Fund Shares	iShares Edge MSCI Min Vol USA Small -Cap ETF	US	Broad
SHNY	Fund	Index Fund Shares	Direxion Daily Silver Miners Index Bull 2X Shares	Global	Broad
GBIL	Fund	Index Fund Shares	Goldman Sachs TreasuryAccess 0-1 Year ETF	US	Broad
DULL	Fund	Index Fund Shares	Direxion Daily Silver Miners Index Bear 2X Shares	Global	Broad
FINX	Fund	Index Fund Shares	Global X FinTech Thematic ETF	Global	Broad
BOTZ	Fund	Index Fund Shares	Global X Robotics & Artificial Intelligence Thematic ETF	Global	Broad
SNSR	Fund	Index Fund Shares	Global X Internet of Things Thematic ETF	Global	Broad
BSJO	Fund	Index Fund Shares	Guggenheim BulletShares 2024 High Yield Corporate Bond ETF	Global	Broad
JPHF	Fund	Managed Fund Shares	JP Morgan Diversified Alternatives ETF	Global	Broad
BSCQ	Fund	Index Fund Shares	Guggenheim BulletShares 2026 Corporate Bond ETF	Global	Broad
FVAL	Fund	Index Fund Shares	Fidelity Value Factor ETF	US	Broad
JPHY	Fund	Managed Fund Shares	JPMorgan Disciplined High Yield ETF	Global	Broad
NUAG	Fund	Index Fund Shares	NuShares Enhanced Yield US Aggregate Bond ETF	Global	Broad
IBDR	Fund	Index Fund Shares	iShares iBonds Dec 2026 Term Corporate ETF	Global	Broad
FDMO	Fund	Index Fund Shares	Fidelity Momentum Factor ETF	US	Broad
FQAL	Fund	Index Fund Shares	Fidelity Quality Factor ETF	US	Broad
FDRR	Fund	Index Fund Shares	Fidelity Dividend ETF for Rising Rates	Global	Broad
FDVV	Fund	Index Fund Shares	Fidelity Core Dividend ETF	Global	Broad
FDLO	Fund	Index Fund Shares	Fidelity Low Volatility Factor ETF	US	Broad
ITML	Fund	Index Fund Shares	VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF	US	Broad
ITMS	Fund	Index Fund Shares	VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF	US	Broad
USMR	Fund	Index Fund Shares	Recon Capital USA Managed Risk ETF	US	Broad
FTXD	Fund	Index Fund Shares	First Trust Nasdaq Retail ETF	US	Broad
FTXR	Fund	Index Fund Shares	First Trust Nasdaq Transportation ETF	US	Broad
PFV	Fund	Index Fund Shares	Amplify YieldShares Prime 5 Dividend ETF	US	Broad
FTXG	Fund	Index Fund Shares	First Trust Nasdaq Food & Beverage ETF	US	Broad
FTXH	Fund	Index Fund Shares	First Trust Nasdaq Pharmaceuticals ETF	US	Broad
FTXN	Fund	Index Fund Shares	First Trust Nasdaq Oil & Gas	US	Broad
FTXO	Fund	Index Fund Shares	First Trust Nasdaq Bank ETF	US	Broad
FTXL	Fund	Index Fund Shares	First Trust Nasdaq Semiconductor ETF	US	Broad
DWAC	Fund	Managed Fund Shares	Elkhorn DWA Commodity Rotation ETF	Global	Narrow
FLLV	Fund	Managed Fund Shares	Franklin Liberty U.S. Low Volatility ETF	Global	Broad
VRIG	Fund	Managed Fund Shares	PowerShares Variable Rate Investment Grade Portfolio	US	Broad
PSC	Fund	Index Fund Shares	Principal U.S. Small Cap Index ETF	US	Broad
OILK	Fund	Managed Fund Shares	ProShares K-1 Free Crude Oil Strategy ETF	US	Narrow
TTAC	Fund	Managed Fund Shares	TrimTabs Float Shrink ETF	US	Broad
FCEF	Fund	Managed Fund Shares	First Trust CEF Income Opportunity ETF	Global	Broad
MCEF	Fund	Managed Fund Shares	First Trust Municipal CEF Income Opportunity ETF	US	Broad

Attachment A to Form 19b-4(e)

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
KOR	Fund	Managed Fund Shares	AdvisorShares KIM Korea Equity ETF	Global	Broad
RORE	Fund	Index Fund Shares	Lattice Real Estate Strategy ETF	US	Broad
FLCO	Fund	Managed Fund Shares	Franklin Liberty Investment Grade Corporate ETF	Global	Broad
WSKY	Fund	Index Fund Shares	Spirited Funds/ETFMG Whiskey & Spirits ETF	Global	Broad